Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value measurements
	As of March 31, 2022				As of December 31, 2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Liability-classified equity instruments	$—	$—	$136,875	$136,875	$—	$—	$162,500	$162,500
Contingent acquisition consideration	—	—	747,368	747,368	—	—	1,185,690	1,185,690

Total	$—	$—	$884,243	$884,243	$—	$—	$1,348,190	$1,348,190

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Liability-classified equity instruments	$—	$—	$162,500	$162,500
Contingent acquisition consideration	—	—	1,185,690	1,185,690

Total	$—	$—	$1,348,190	$1,348,190

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Convertible notes payable	$—	$—	$1,336,350	$1,336,350
Contingent acquisition consideration	—	—	1,500,440	1,500,440

Total	$—	$—	$2,836,790	$2,836,790

Schedule of level 3 financial instruments measured at fair value on recurring basis
	Three Months Ended March 31,
	2022	2021

Convertible notes payable	$—	$(19,246)
Contingent acquisition consideration	438,322	(635,700)

Total	$438,322	$(654,946)

	Years Ended December 31,
	2021	2020

Convertible notes payable	$(19,246)	$(300,899)
Notes payable to related party	—	(80,936)
Derivative financial instruments	—	739,485
Contingent acquisition consideration	(373,656)	75,952

Total	$(392,902)	$433,602